Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company provides the following disclosure for its three most recent fiscal years. The Board and the Compensation Committee did not consider the pay versus performance disclosure below in making their pay decisions for any of the years presented. See “Compensation Discussion and Analysis” beginning on page 19 for information about the decisions made by the Board and the Compensation Committee with respect to NEO compensation for the years discussed.

The use of the term “compensation actually paid” (“CAP”) is required by SEC rules and such amounts were calculated as required by SEC rules, as described below. The following table sets forth information about the relationship between CAP and certain financial performance metrics of our Company.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (5) ($)	Net Income (Loss)(6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	7,563,139	7,651,761	4,546,616	4,599,823	324.94	(19,580,341)
2024	1,695,056	1,848,844	1,028,446	1,125,770	121.59	(11,787,066)
2023	1,182,226	1,067,058	725,878	656,737	82.52	(7,908,646)

1.	Reflects total compensation amounts reported in the “2025 Summary Compensation Table” above (the “SCT”) for Mr. Grae for the respective years shown.

2.

Reflects the total compensation amounts reported in the SCT adjusted to include or exclude the amounts shown in the tables below. CAP is determined in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	SCT Total for PEO(a) ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	7,563,139	(6,356,242)	6,444,864	7,651,761
2024	1,695,056	(740,863)	894,651	1,848,844
2023	1,182,226	(284,947)	169,779	1,067,058

a.	The grant date fair value of equity awards represents the total amounts reported in the “Stock Awards” column in the SCT for Mr. Grae for the respective years shown.

The amounts deducted or added in calculating the equity award adjustments are as follows.

CEO	2025	2024	2023
The fair value as of fiscal year-end of any equity awards granted during the covered year that are unvested at the end of the year ($)*	4,514,540	602,110	230,398
The change, measured from the end of the prior fiscal year to the end of the most recently completed fiscal year, in the fair value of any equity awards granted in prior years that are unvested as of the end of the covered year ($)	860,521	116,522	(50,141)
The fair value as of the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year ($)	—	—	—
For awards that are granted and vest in the same year, the fair value as of the vesting date ($)	—	—	—
The change, measured from the end of the prior fiscal year to the vesting date, in fair value of equity awards granted in prior years that vested during the covered year ($)	1,069,803	176,019	(10,478)
The dollar value of any dividends or earnings paid on equity awards in the fiscal year prior to the vesting date that are not otherwise included in total compensation for the year ($)	—	—	—
Total Equity Award Adjustments ($)*	6,444,864	894,651	169,779

*As part of this total, the grant date fair value of the PSA awards granted on August 28, 2025 to Mr. Grae was $3,389,631 and was included in the PEO’s 2025 SCT Total. At December 31, 2025, only certain of the performance-based milestones were deemed probable of achievement under ASC 718. Accordingly, $1,470,436 in year-end fair value of the milestones deemed probable of achievement was included in the Total Equity Award Adjustments above. The year-end fair value of milestones not deemed probable was excluded from the Total Equity Award Adjustments above, but could be included in future periods if achievement becomes probable.

3.	Reflects the average of the total compensation amounts reported in the SCT for Dr. Mushakov and Mr. Goldman for the respective years shown.

4.

Reflects the total compensation amounts reported in the SCT adjusted to include or exclude the amounts shown in the tables below. CAP is determined in accordance with SEC rules and does not reflect the actual average amount of compensation earned by or paid to Dr. Mushakov and Mr. Goldman during the applicable year.

Year	Average SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)	Average Compensation Actually Paid to Non- PEO NEOs $)
2025	4,546,616	(3,815,969)	3,869,176	4,599,823
2024	1,028,446	(444,779)	537,103	1,120,770
2023	725,878	(171,069)	101,928	656,737

The amounts deducted or added in calculating the equity award adjustments are as follows.

Non-PEO NEOs	2025	2024	2023
The fair value as of fiscal year-end of any equity awards granted during the covered year that are unvested at the end of the year ($)*	2,710,300	361,478	138,320
The change, measured from the end of the prior fiscal year to the end of the most recently completed fiscal year, in the fair value of any equity awards granted in prior years that are unvested as of the end of the covered year ($)	516,617	69,954	(30,102)
The fair value as of the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year ($)	—	—	—
For awards that are granted and vest in the same year, the fair value as of the vesting date ($)	—	—	—
The change, measured from the end of the prior fiscal year to the vesting date, in fair value of equity awards granted in prior years that vested during the covered year ($)	642,259	105,671	(6,290)
The dollar value of any dividends or earnings paid on equity awards in the fiscal year prior to the vesting date that are not otherwise included in total compensation for the year ($)	—	—	—
Total Equity Award Adjustments ($)*	3,869,176	537,103	101,928

*As part of this total, the grant date fair value of the PSA awards granted on August 28, 2025 to Dr. Mushakov and Mr. Goldman was $4,069,910 in the aggregate and was included in the Non-PEO NEOs’ 2025 SCT Total. At December 31, 2025, only certain of the performance-based milestones were deemed probable of achievement under ASC 718. Accordingly, $1,765,530 in year-end fair value of the milestones deemed probable of achievement was included in the Total Equity Award Adjustments above. The year-end fair value of milestones not deemed probable was excluded from the Total Equity Award Adjustments above, but could be included in future periods if achievement becomes probable.

5.	Reflects the cumulative value of $100 invested in Lightbridge stock on December 31, 2022.

6.	Reflects the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

CAP and Net Income (Loss)

Because we are not a commercial-stage company, we did not have any revenue during the periods presented. Consequently, our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program. In 2025, 2024, and 2023, our net loss has increased, and the compensation actually paid for both our PEO and non-PEO NEOs increased in 2025 from 2024 and increased in 2024 from 2023.

CAP and Cumulative TSR

TSR increased in 2025 from 2024 and increased in 2024 from 2023, and the compensation actually paid for both the PEO and non-PEO NEOs also increased in 2025 from 2024 and in 2024 from 2023.

Additional 402(v) Disclosure [Text Block]

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO Name	Mr. Grae
PEO Total Compensation Amount Sellers One	$ 7,563,139	$ 1,695,056	$ 1,182,226
PEO Actually Paid Compensation Amount Sellers Two	7,651,761	1,848,844	1,067,058
Non-PEO NEO Average Total Compensation Amount	4,546,616	1,028,446	725,878
Non-PEO NEO Average Compensation Actually Paid Amount	4,599,823	1,125,770	656,737
Total Shareholder Return Amount	324,940	121,590	82,520
Net Income (Loss)	$ (19,580,341)	$ (11,787,066)	$ (7,908,646)